Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events

In November, 2024, the Group issued 1,800,000,000 Class A ordinary shares, par value US$0.0001 per share in the form of ADSs of the Group to certain individual investors, in the aggregate consideration of US$34.2 million. The financing transaction was closed in January 2025.

The Group has evaluated events subsequent to the balance sheet date of December 31, 2024 through April 30, 2025, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events except for the events mentioned above.